Ordinary shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Changes In Equity And Comprehensive Income [Line Items]
Repurchase of shares | $	$ 100,000
Repurchase period	12 months
Total aggregated consideration | ¥				¥ 206,345
Payment for repurchased shares		¥ 247,890	$ 33,961	¥ 202,422		¥ 0	[1]
Class A ordinary shares
Changes In Equity And Comprehensive Income [Line Items]
Stock issued during period shares stock options exercised with restricted stock award issuance		2,043,276	2,043,276	2,454,365	2,454,365	1,717,720
Common shares, shares issued		74,845,398	74,845,398	82,696,852	82,696,852	89,401,484
Common shares, shares outstanding		74,845,398	74,845,398	82,696,852	82,696,852	89,401,484
Class B ordinary shares
Changes In Equity And Comprehensive Income [Line Items]
Number of shares conversion of during period		0	0	0	0	690,000
Common shares, shares issued		150,386,517	150,386,517	150,386,517	150,386,517	150,386,517
Common shares, shares outstanding		150,386,517	150,386,517	150,386,517	150,386,517	150,386,517
American Depository Shares
Changes In Equity And Comprehensive Income [Line Items]
Number of shares repurchased		9,894,730	9,894,730	9,158,997	9,158,997
Total aggregated consideration		¥ 248,332	$ 35,000	¥ 206,345	$ 29,000
Amount paid for share repurchase program | ¥		¥ 247,890		¥ 202,422

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).